John Hancock Funds II

Supplement dated July 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Global Income Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 17 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 111 to 115 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50 (on certain purchases, including those of $250,000 or more)	None
Small account fee (for fund account balances under $1,000) ($)	20	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		I
Management fee	0.78		0.78
Distribution and service (Rule 12b-1) fees	0.25	[1]	0.00
Other expenses	0.23		0.23
Total annual fund operating expenses	1.26		1.01
Contractual expense reimbursement[2]	0.05		0.05
Total annual fund operating expenses after expense reimbursements	1.21		0.96

1 "Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.

2 The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I

Shares
1 year	518	98
3 years	779	317
5 years	1,059	553
10 years	1,857	1,232

In the “WHO’S WHO” section, under the heading “Management Fee,” a contractual waiver is added as follows:

To the extent that expenses of Class A or Class I shares exceed 1.30% and 1.00% of average annual net assets (on an annualized basis) attributable to Class A or Class I shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on November 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In the “Your account” section, under the heading “CLASS COST STRUCTURE,” the disclosure regarding the Class A shares 12b-1 fee of the fund is amended and restated as follows:

Class A shares

•	A front-end sales charge, as described in the section “How sales charges for Class A, Class B, and Class C shares are calculated”
•	Distribution and service (Rule 12b-1) fees of 0.25%

All other references in the prospectus to the Class A shares Rule 12b-1 fee of the fund are hereby amended to reflect the 0.25% rate.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2017 to the current prospectus (the prospectus), as may be supplemented

Global Income Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Shareholder fees (%) (fees paid directly from your investment)	C	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	C	R1	R2	R3	R4	R5	R6
Management fee	0.78	0.78	0.78	0.78	0.78	0.78	0.78
Distribution and service (Rule 12b-1) fees	1.00	0.50	0.25	0.50	0.25	0.00	0.00
Other expenses[1]
Service plan fee	0.00	0.25	0.25	0.15	0.10	0.05	0.00
Additional other expenses	0.23	0.13	0.13	0.13	0.13	0.13	0.13
Total other expenses	0.23	0.38	0.38	0.28	0.23	0.18	0.13
Total annual fund operating expenses	2.01	1.66	1.41	1.56	1.26	0.96	0.91
Contractual expense reimbursement[2]	- 0.05	- 0.05	- 0.05	- 0.05	- 0.05	- 0.05	- 0.05
Total annual fund operating expenses after expense reimbursements	1.96	1.61	1.36	1.51	1.21	0.91	0.86

[1]	“Other expenses” have been estimated for the first year of operations of the fund’s Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

[2]	The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	C		R1	R2	R3	R4	R5	R6
Shares	Sold	Not Sold
1 year	299	199	164	138	154	123	93	88
3 years	626	626	519	441	488	395	301	285
5 years	1,078	1,078	897	766	845	687	526	499
10 years	2,334	2,334	1,961	1,687	1,852	1,518	1,173	1,115

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2017 to the current Class NAV prospectus (the prospectus), as may be supplemented

Global Income Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.78
Other expenses	0.11
Total annual fund operating expenses	0.89
Contractual expense reimbursement[1]	-0.05
Total annual fund operating expenses after expense reimbursements	0.84

[1]	The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	86
3 years	279
5 years	488
10 years	1,091

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2017 to the current Class 1 prospectus (the prospectus), as may be supplemented

Global Income Fund (the fund)

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee	0.78
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[1]	0.11
Total annual fund operating expenses	0.94
Contractual expense reimbursement[2]	-0.05
Total annual fund operating expenses after expense reimbursements	0.89

[1]	Transfer agency fees have been estimated for the first year of operations of the fund’s Class 1 shares.
2.	The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	91
3 years	295
5 years	515
10 years	1,150

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2017 to the current Statement of Additional Information (the SAI), as may be supplemented

Global Income Fund (the Fund)

Effective July 1, 2017, the Rule 12b-1 fee rate for Class A shares of the Fund has been reduced.

The fifth paragraph of the “DISTRIBUTION AGREEMENTS” section of the SAI is amended and restated as follows:

The Board has adopted distribution plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”). Under the Rule 12b-1 Plans, a Fund may pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares (up to 0.25% for Class A shares of Global Income Fund), 1.00% for Class C shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.00% for Class R5 shares, and 0.05% for Class 1 shares, as applicable, of the Fund’s average daily net assets attributable to shares of the respective class of shares. However, the service portion of the Rule 12b-1 fees borne by a class of shares of a Fund will not exceed 0.25% of the average daily net assets attributable to such class of shares.

All other references in the SAI to the Class A shares Rule 12b-1 fee of the Fund are hereby amended to reflect the 0.25% rate.

You should read this supplement in conjunction with the SAI and retain it for future reference.